Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Restructuring Accruals (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Reserve [Roll Forward]
Beginning balance	$ 1,252	$ 1,105
Provision	373	782	$ 30
Utilization and other	(691)	(636)
Ending balance	933	1,252	1,105
Employee Termination Costs [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	1,203	1,039
Provision	239	459
Utilization and other	(555)	(295)
Ending balance	887	1,203	1,039
Asset Impairment Charges [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	0	0
Provision	81	290
Utilization and other	(81)	(290)
Ending balance	0	0	0
Exit Costs [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	49	66
Provision	53	33
Utilization and other	(55)	(51)
Ending balance	$ 46	$ 49	$ 66